February 1, 2006

Supplement

SUPPLEMENT DATED FEBRUARY 1, 2006 TO THE PROSPECTUS OF
MORGAN STANLEY DIVIDEND GROWTH SECURITIES INC.
Dated June 30, 2005

The second paragraph of the section of the Prospectus titled ‘‘Fund Management’’ is hereby replaced by the following:

The Fund is managed by members of the Investment Adviser’s Dividend Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Sean J. Aurigemma, a Managing Director of the Investment Adviser, John S. Roscoe, an Executive Director of the Investment Adviser, and John T. Roche, a Vice President of the Investment Adviser.

Mr. Aurigemma has been associated with the Investment Adviser in an investment management capacity since 1999 and joined the team managing the Fund in 2003. Mr. Roscoe has been associated with the Investment Adviser in an investment management capacity since 1997 and joined the team managing the Fund in 2004. Mr. Roche has been associated with the Investment Adviser in an investment management capacity since January 2006 and joined the team managing the Fund in January 2006. Prior to January 2006, Mr. Roche was associated with the Investment Adviser in a research capacity since June  2001.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

37910SPT-02

February 1, 2006

Supplement

SUPPLEMENT DATED FEBRUARY 1, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY DIVIDEND GROWTH SECURITIES INC.
Dated June 30, 2005

The following information is hereby added within the section of the Fund’s Statement of Additional Information titled ‘‘V. Investment Advisory and Other Services − G. Fund Management — Other Accounts Managed by the Portfolio Managers’’:

As of January  26, 2006, John T. Roche managed two mutual funds with a total of approximately $6.1 billion in assets; no pooled investment vehicles; and no other accounts.

The following information is hereby added within the section of the Fund’s Statement of Additional Information titled ‘‘V. Investment Advisory and Other Services − G. Fund Management — Securities Ownership of Portfolio Managers’’:

As of January  26, 2006, the dollar range of securities beneficially owned by John T. Roche in the Fund is shown below:

John T. Roche        $10,001-$50,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.